RESERVES, Movements Share-based Payments Reserve (Details)	6 Months Ended
	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares
Movements in share based payments reserve [Abstract]
Opening balance, Share-based payments reserve | $	$ 13,440,265
Exercise of options | $	(123,737)	$ (1,739,103)
Conversion of RSUs | $	0	0
Issue of shares to consultant | $		0
Share-based payments expense | $	6,908,182	$ 1,108,090
Closing balance, share-based payments reserve | $	$ 6,940,381
Unlisted Options [Member]
Number of Options [Abstract]
Outstanding at beginning of period (in shares)	11,749,372	23,011,372
Grant of employee incentive securities (in shares)	0	0
Exercise of options (in shares)	(900,000)	(9,362,000)
Issue of shares to a consultant (in shares)		0
Outstanding at end of period (in shares)	10,849,372	13,649,372
Performance Rights [Member]
Number of Performance Rights and Restricted Stock Units [Abstract]
Opening balance (in shares)	27,469,335	28,746,000
Grant of employee incentive securities (in shares)	1,815,000	3,921,000
Conversion of RSUs (in shares)	0	0
Conversion of rights (in shares)	(22,273,335)	(21,000)
Lapse of rights (in shares)	(90,000)
Closing balance (in shares)	6,921,000	32,646,000
Restricted Stock Units [Member]
Number of Performance Rights and Restricted Stock Units [Abstract]
Opening balance (in shares)	4,377,034	824,371
Grant of employee incentive securities (in shares)	195,076	405,124
Conversion of RSUs (in shares)	(476,494)	(341,461)
Conversion of rights (in shares)	0	0
Closing balance (in shares)	4,095,616	888,034
Share Based Payments Reserve [Member]
Movements in share based payments reserve [Abstract]
Opening balance, Share-based payments reserve | $	$ 13,440,265	$ 15,004,052
Grant of employee incentive securities | $	0	0
Exercise of options | $	0	(1,388,649)
Conversion of RSUs | $	(349,032)	(225,735)
Conversion of rights | $	(13,059,033)	(15,059)
Lapse of rights | $	0
Issue of shares to consultant | $		(75,000)
Share-based payments expense | $	6,908,182	1,108,090
Closing balance, share-based payments reserve | $	$ 6,940,382	$ 14,407,699